Leases (Details) - Schedule of lease liability maturities for the next five years $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of lease liability maturities for the next five years [Abstract]
Operating leases, 2021	$ 1,269
Finance Leases, 2021	49
Operating leases, 2022	1,441
Finance Leases, 2022
Operating leases, 2023	1,484
Finance Leases, 2023
Operating leases, 2024	1,529
Finance Leases, 2024
Operating leases, 2025	1,575
Finance Leases, 2025
Operating leases, Thereafter	133
Finance Leases, Thereafter
Operating leases, Total lease payments	7,431
Finance Leases, Total lease payments	49
Operating leases, Less: Imputed interest	(1,621)
Finance Leases, Less: Imputed interest
Operating leases, Total lease obligations	5,810
Finance Leases, Total lease obligations	$ 49